Taxes (Details) - Schedule of Components of Provision for Income Taxes - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Components of Provision for Income Taxes [Abstract]
Current			$ 631	$ 536	$ 3
Income tax expenses	$ (4)	$ 642	$ 631	$ 536	$ 3